Ordinary shares - Shares reserved for issuance (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Shares reserved for issuance
Common stock reserved for future issuance (in shares)	1,951,022	2,591,520
Warrants issued in private equity placement or loan agreement
Shares reserved for issuance
Common stock reserved for future issuance (in shares)	7,428,571